Note 16 - Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
NOTE 16.	FINANCIAL ASSETS AND LIABILITIES

In
2019
and
2020
the Group had the following financial instruments:

●	Loans and receivables: Trade receivables, loans to customers, other receivables, preferred shares, and other current and non-current financial assets.
●	Equity instruments: Holdings of publicly traded securities.
●	Loans, borrowings and payables: Interest-bearing loans, lease liabilities, trade payables, other payables and other current and non-current financial liabilities.

The tables below show the various financial assets and liabilities, grouped in the different categories of financial instruments.

[US$ thousands]	As of December 31,
Financial assets	2019	2020
Financial assets at amortized cost
Non-current financial assets (1)	1,351	1,490
Trade receivables	49,371	28,809
Other short-term receivables (2)	59,112	10,750
Loans to customers	-	68
Other current financial assets	1,535	856
Total financial assets at amortized cost	111,369	41,973

Financial assets at fair value through profit or loss
Preferred shares in associates (3)	80,000	104,000
Loans to customers (2)	93,115	-
Listed equity instruments	42,146	-
Total financial assets at fair value through profit or loss	215,261	104,000

Total financial assets	326,630	145,973

(
1
)
 Includes long-term deposits for office rent.

(
2
)
 Upon loss of control over the microlending business, cash deposited into an escrow account as security for loans from a credit institution, which was
US$52.9
million as of
December 31, 2019,
and loans to customers, were derecognized. See Note
9
for further information.

(
3
)
 The carrying amount of preferred shares is presented as Investments in associates and joint ventures in the Statement of Financial Position, while changes in fair value is presented as Change in fair value of preferred shares in associates in the Statement of Operations. In
2020,
the Group recognized an unrealized gain on the preferred shares of
US$24.0
million (
2019:
US$37.9
million,
2018:
US$0
). See Note
13
for more information.

[US$ thousands]	As of December 31,
Financial liabilities	2019	2020
Financial liabilities at amortized cost
Lease liabilities and other loans (1)	56,974	8,972
Trade and other payables	57,125	25,454
Other financial liabilities	15,279	13,107
Total financial liabilities at amortized cost	129,378	47,533

Financial liabilities at fair value through profit or loss
Short position in listed equity instruments	-	744
Total financial liabilities at fair value through profit or loss	-	744

Total financial liabilities	129,378	48,277

(
1
)
See Notes
17
and
22
for more information.

The tables below specify the gains (losses) from the Group's investments in listed equity instruments.

[US$ thousands]
Gain (loss) on listed equity instruments in 2019	Realized gain (loss)	Unrealized gain (loss)	Total
Long positions	6,278	2,564	8,842
Short positions	(365)	-	(365)
Total	5,913	2,564	8,477

[US$ thousands]
Gain (loss) on listed equity instruments in 2020	Realized gain (loss)	Unrealized gain (loss)	Total
Long positions	12,910	-	12,910
Short positions	10	113	123
Total	12,920	113	13,033

Net gains from publicly traded securities in
2019
and
2020
were recognized in the Statement of Operations as Finance income, while the net loss in
2018
was presented as a Finance expense.

16.1
Fair value of financial instruments

The fair values of cash and cash equivalents, trade receivables, trade payables and other current liabilities approximate their carrying amounts largely due to the relatively short-term maturities of these instruments. For lease liabilities and other loans, the difference between the carrying amount and fair value is not
material.

The fair values of financial assets and liabilities are measured as the price that would be received to sell the assets or paid to transfer the liabilities in an orderly transaction between market participants at the measurement date.

Fair values of listed equity instruments are determined by reference to published price quotations in active markets.

Fair value of preferred shares in OPay and StarMaker

The fair values of preferred shares in OPay and StarMaker as of year-end
2019
and
2020
were measured using methods and techniques that reflect the economic rights and benefits of the preferred shares. These rights and benefits include a right to redeem the preferred shares at the preferred share issue price plus
8%
interest rate per year and a right to receive the invested amount in the event of liquidation before payments are made to holders of ordinary shares. Moreover, the preferred shares in StarMaker have a priority on dividends by providing a right to
8%
annual return to the Group prior to dividends being made to holders of ordinary shares. The Group's preferred shares in both OPay and StarMaker have the same voting rights as ordinary shares.

A combination of the following
three
valuation methods was used to estimate the fair value of the preferred shares:

●	Probability-weighted expected return method (“PWERM”)
●	Option pricing model (“OPM”)
●	Current value method (“CV”)

Under the probability weighted expected return model, fair value of the preferred shares is estimated based upon the probability-weighted present value of expected future investment returns, considering a range of possible future scenarios and outcomes available to the company, as well as the rights of each share class. The PWERM is most appropriate when there are a set of visible future liquidity events and when the time to liquidity is short.

The option pricing model treats ordinary and preferred shares as call options on the company's equity value, with exercise prices based on the liquidation preferences of the preferred shares. Under this model, the ordinary shares have a positive fair value only if the funds available for distribution to shareholders exceed the value of the liquidation preferences. The OPM is most appropriate when specific future liquidity events are challenging to forecast.

The current value method allocates value to each share class based on an estimated equity value (on a controlling basis). The method bases allocation of value as of the valuation date and not
a future date. It is most appropriate when a liquidity event, such as an acquisition or dissolution, is imminent, or when the company is at a very early stage.

Under all
three
methods, a discount for lack of marketability (“DLOM”) was applied to reflect that the shares in a private and early-stage company are considered to be illiquid. Shares that cannot be readily liquidated generally have a lower fair value and it is therefore appropriate to consider a discount when estimating fair value. For the preferred shares in OPay, a DLOM in the range
10
-
20%
was applied (
December 31, 2019:
5
-
15%
), while for the preferred shares in StarMaker, a DLOM in the range of
30
-
40%
was applied (
December 31, 2019:
25
-
35%
). That a lower DLOM range was applied for the preferred shares in OPay reflect that there have been multiple transactions in equity instruments of the company, including transactions with investors that are not
related parties of the Group.

The option pricing model and the current value method builds on estimates of the fair value of the equity in the investees. For OPay, the estimate for fair value of equity as of
December 31, 2020,
was
US$555
million (
December 31, 2019:
US$500
million), while for StarMaker it was
US$350
million (
December 31, 2019:
US$155
million). The estimated fair value of equity in OPay at year-end was primarily based on discounted future expected cash flows and valuation multiples. The estimated fair value of equity in StarMaker was primarily based on the price in an observed transaction.

The Group determined that the rounded mid-points of the averages of estimated ranges of fair values reflected the best estimate of the price that would be received in orderly transactions if the preferred shares were sold as of
December 31, 2019
and
2020.
Consequently, the preferred shares in OPay were measured at
US$49.0
million (
December 31, 2019:
46.0
million), while the preferred shares in StarMaker were measured at
US$55.0
million (
December 31, 2019:
US$34.0
million). The preferred shares in OPay were acquired in
2019
for
US$12.1
million, while the preferred shares in StarMaker were acquired in
2018
for
US$30.0
million.

A key unobservable input in all the
three
methods was the discount for lack of marketability. Other key unobservable inputs included the weighted average cost of capital for the PWERM method and the value of equity for the OPM and CV methods. The tables below show the sensitivities to the key unobservable inputs in the measurement of the fair value of the preferred shares in OPay and StarMaker.

[US$ thousands]		As of December 31, 2019		As of December 31, 2020
Effect on fair value measurement of preferred shares in OPay	Key unobservable input	Decrease	Increase	Decrease	Increase
Discount for lack of marketability (5 percentage points movement)	PWERM, OPM and CVM	2,720	(2,409)	2,811	(2,811)
Weighted average cost of capital (2 percentage points movement)	PWERM	1,408	(608)	1,087	(1,009)
Equity value of the company (10% movement)	OPM and CVM	(3,597)	2,406	(3,093)	3,092

[US$ thousands]		As of December 31, 2019		As of December 31, 2020
Effect on fair value measurement of preferred shares in StarMaker	Key unobservable input	Decrease	Increase	Decrease	Increase
Discount for lack of marketability (5 percentage points movement)	PWERM, OPM and CVM	2,585	(2,293)	4,221	(4,221)
Weighted average cost of capital (2 percentage points movement)	PWERM	389	(85)	367	(351)
Equity value of the company (10% movement)	OPM and CVM	(1,449)	1,438	(2,947)	2,944

The following table provides the fair value measurement hierarchy of the Group's assets and liabilities.

Fair value measurement hierarchy for assets as of December 31, 2019
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets measured at fair value
Preferred shares in associates	December 31, 2019	-	-	80,000
Loans to customers	December 31, 2019	-	-	93,115
Listed equity instruments	December 31, 2019	42,146	-	-

Fair value measurement hierarchy for assets as of December 31, 2020
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets measured at fair value
Preferred shares in associates	December 31, 2020	-	-	104,000

Fair value measurement hierarchy for liabilities as of December 31, 2020
		Fair value measurement using
[US$ thousands]	Date of valuation	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities measured at fair value
Short position in listed equity instruments	December 31, 2020	744	-	-

There were
no
liabilities measured at fair value as of
December 31, 2019.

There were
no
transfers between the fair value measurement levels during
2019
and
2020.